Dividends (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Australian franking credits [Member]
Disclosure of dividends [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 3,995	$ 3,757	$ 3,808	$ 4,113
New Zealand imputation credits [Member]
Disclosure of dividends [Line Items]
Unused tax credits for which no deferred tax asset recognised	$ 236	$ 235	$ 235	$ 235